Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 13,470	$ 1,846	¥ 37,509	¥ 55,742
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,163	3,310	23,912	18,800
Allowance (reversal) for credit losses	(1,782)	(244)	(3,714)	9,735
Impairment for inventory and intangible asset	5,962	817	10,026	968
Loss on disposal of property and equipment	174	24	187
Deferred tax expenses (benefits)	924	127	541	(1,311)
Unrealized gains on short-term investments	(209)	(29)
Unrealized foreign exchange gain	(679)	(93)
Changes in operating assets and liabilities:
Notes receivable	(3,752)	(514)	8,310	(22,650)
Accounts receivable	16,345	2,240	31,044	(24,957)
Account receivable-a related party				233
Inventories	(5,882)	(806)	(12,902)	(12,325)
Other receivables	(1,283)	(176)	(563)	(4)
Other receivable-a related party			(738)
Advance to suppliers	(7,677)	(1,052)	(619)	(713)
Accounts payable	(404)	(56)	(35,613)	(9,673)
Taxes payable	(229)	(31)	(7,702)	3,191
Accrued expense and other liabilities	2,698	370	(582)	207
Contract liabilities	(400)	(55)	(715)	317
Other payables – non-current	(393)	(54)	(197)	(225)
Net cash provided by operating activities	41,046	5,624	48,184	17,335
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments			(1,224)
Purchase of property, plant and equipment	(13,587)	(1,862)	(7,396)	(27,328)
Prepayment for purchase of intangible assets	(14,186)	(1,943)	(4,204)
Proceeds from disposal of property, plant and equipment	108	15	1,059
Net cash used in investing activities	(27,665)	(3,790)	(11,765)	(27,328)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	90,122	12,347	79,860	99,852
Repayment of loans	(92,860)	(12,722)	(54,890)	(64,972)
Proceeds from related parties	146	20
Dividend payment to shareholders	(16,023)	(2,195)	(39,452)	(21,425)
Deferred IPO expenses	(3,514)	(481)	(4,497)
Net cash provided by (used in) financing activities	(22,129)	(3,031)	(18,979)	13,455
Net increase (decrease) in cash and restricted cash	(8,748)	(1,197)	17,440	3,462
Effect of exchange rate changes on cash	168	22
Cash and restricted cash at beginning of year	27,186	3,724	9,746	6,284
Cash and restricted cash at end of year	18,606	2,549	27,186	9,746
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	3,985	546	4,423	2,839
Income taxes	116	16	10,486	8,481
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	¥ 8,633	$ 1,183	¥ 2,345	¥ 11,379